Balance Sheets (unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Jul. 09, 2003
Current assets:
Cash and cash equivalents	$ 2,857	$ 7,536	$ 7,349	$ 9,244	$ 11,972		$ 45,944						$ 0
Restricted cash	1,001	1,000		0
Prepaid expenses and other	296	360		408
Total current assets	4,154	8,896		15,718
Property and equipment, net of accumulated depreciation of $13,072 and $13,155 as of December 31, 2012 and March 31, 2013, respectively	529	612		1,021
Other assets	2,944	2,927		1,078
Total assets	7,627	12,435		17,817
Current liabilities:
Current portion of long-term debt, net of debt discount of $157 as of December 31, 2012 and March 31, 2013	2,805	1,786		2,205
Current portion of lease liability	440	536		739
Accounts payable	367	644		829
Accrued compensation and benefits	218	716		2,354
Accrued expenses	1,530	1,454		437
Derivative liability	2,786	2,449		0
Warrant liability	6,038	6,178		2,511
Total current liabilities	14,184	13,763		9,075
Long-term debt and embedded derivative, net of debt discount of $7,515 and $6,798 as of December 31, 2012 and March 31, 2013, respectively	9,178	9,483		2,782
Lease liability	475	524		943
Other liabilities	10	8		2
Total liabilities	23,847	23,778		12,802
Commitments and contingencies (Note 14)	0	0		0
Stockholders' deficit:
Preferred stock, $0.001 par value; 10,000 shares authorized; zero shares issued or outstanding at December 31, 2012 and March 31, 2013	0	0		0
Common stock, $0.001 par value; 750,000 shares authorized; 2,449 and 3,096 shares issued and outstanding at December 31, 2012 and March 31, 2013, respectively	3	2		2
Additional paid-in capital	236,724	235,828		235,257
Deficit accumulated during the development stage	(252,947)	(247,173)		(230,244)
Total stockholders' equity (deficit)	(16,220)	(11,343)		5,015	11,060	(178,073)	(135,078)	(82,276)	(43,176)	(16,391)	(4,393)	(1,032)	0
Total liabilities and stockholders' equity (deficit)	$ 7,627	$ 12,435		$ 17,817